Basic of presentation - Impact on the Consolidated Balance Sheet Effect of Adoption of ASU 2016-13 (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Loans	$ 7,082,959	$ 4,409,642	$ 4,409,642	$ 3,667,511
Allowance for credit losses	(170,389)	(31,139)	(31,139)	(28,932)	$ (24,041)
Total assets	11,207,330		6,124,921	$ 5,136,764
Liabilities and shareholders' equity
Allowance for credit losses on unfunded commitments		0
Net deferred tax liability		20,490	20,490
Retained earnings	317,625	293,524	293,524
Total liabilities and shareholders' equity	$ 11,207,330		$ 6,124,921
Cumulative effect adjustment to adopt ASC 326
ASSETS
Loans		558
Allowance for credit losses		(31,446)
Total assets		(30,888)
Liabilities and shareholders' equity
Allowance for credit losses on unfunded commitments		2,947
Net deferred tax liability		(8,817)
Retained earnings		(25,018)
Total liabilities and shareholders' equity		(30,888)
Balance at January 1, 2020 (post ASC 326 adoption)
ASSETS
Loans		4,410,200
Allowance for credit losses		(62,585)
Liabilities and shareholders' equity
Allowance for credit losses on unfunded commitments		2,947
Net deferred tax liability		11,673
Retained earnings		$ 268,506